Financial Highlights (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Financial Highlights [Line Items]
Incentive fees			25.00%		25.00%
SERIES A
Financial Highlights [Line Items]
Total return before incentive fees	(4.00%)	2.50%	(7.40%)	(0.80%)	(14.80%)	[1]	14.50%
Incentive fees	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%
MF Global			0.20%	0.00%	(0.90%)
Total return after incentive fees	(4.00%)	2.50%	(7.20%)	(0.80%)	(15.70%)		14.50%
Operating expenses before incentive fees	2.30%	8.40%	6.80%	8.60%	8.50%		9.10%
Incentive fees	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%
MF Global			(0.20%)	0.00%	0.90%
Total expenses	2.30%	8.40%	6.60%	8.60%	9.40%		9.10%
Net investment loss	(2.30%)	(8.40%)	(6.70%)	(8.50%)	(9.40%)		(9.00%)
Net asset value per unit, beginning of period	$ 1,263.62	$ 1,500.62	$ 1,306.48	$ 1,550.72	$ 1,550.72		$ 1,354.49
Net investment loss	$ (28.67)	$ (32.62)	$ (84.39)	$ (99.06)	$ (143.34)		$ (122.46)
Net gain (loss) on investments	$ (22.14)	$ 70.01	$ (9.28)	$ 86.35	$ (100.90)		$ 318.69
Net asset value per unit, end of period	$ 1,212.81	$ 1,538.01	$ 1,212.81	$ 1,538.01	$ 1,306.48		$ 1,550.72
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units during period) upon weighted average number of Units during period)	$ (44.53)	$ 36.69	$ (85.65)	$ (13.59)	$ (246.81)		$ 196.01
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$ (50.81)	$ 37.39	$ (93.67)	$ (12.71)	$ (244.24)		$ 196.23
SERIES B
Financial Highlights [Line Items]
Total return before incentive fees	(5.90%)	3.70%	(9.60%)	0.50%	(20.30%)	[1]	21.90%
Incentive fees	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%
MF Global			(0.20%)	0.00%	(1.30%)
Total return after incentive fees	(5.90%)	3.70%	(9.80%)	0.50%	(21.60%)		21.90%
Operating expenses before incentive fees	2.60%	8.80%	7.40%	9.20%	9.20%		10.10%
Incentive fees	0.00%	0.00%	0.00%	0.00%	0.00%		0.50%
MF Global			0.10%	0.00%	1.10%
Total expenses	2.60%	8.80%	7.50%	9.20%	10.30%		10.10%
Net investment loss	(2.60%)	(8.80%)	(7.40%)	(9.20%)	(10.20%)		(10.10%)
Net asset value per unit, beginning of period	$ 1,334.65	$ 1,718.58	$ 1,391.44	$ 1,773.52	$ 1,773.52		$ 1,454.64
Net investment loss	$ (34.09)	$ (40.45)	$ (102.69)	$ (124.40)	$ (178.54)		$ (145.97)
Net gain (loss) on investments	$ (45.14)	$ 103.64	$ (33.33)	$ 132.65	$ (203.54)		$ 464.85
Net asset value per unit, end of period	$ 1,255.42	$ 1,781.77	$ 1,255.42	$ 1,781.77	$ 1,391.44		$ 1,773.52
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units during period) upon weighted average number of Units during period)	$ (76.09)	$ 71.05	$ (130.46)	$ 15.80	$ (337.97)		$ 297.46
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$ (79.23)	$ 63.19	$ (136.02)	$ 8.25	$ (382.08)		$ 318.88

[1]	Total return is calculated for each Series of the Fund taken as a whole. An individual investor's return may vary from these returns based on the timing of capital transactions.